Stock-Based Compensation (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity
The following table summarizes the stock option activity for the period from June 18, 2024 (inception) to December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of June 18, 2024 (inception)	—	$—	—	$—
Granted	2,392,751	1.81
Exercised	—	—
Forfeited	—	—

Balance as of December 31, 2024	2,392,751	$1.81	9.8	$10,993

Vested and expected to vest, December 31, 2024	2,392,751	$1.81	9.8	$10,993

Exercisable, December 31, 2024	1,724	$0.49	9.7	$10

The following table summarizes the stock option activity for the nine months ended September 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2024	2,392,751	$1.81	9.8	$10,993
Granted	7,818,195	6.97
Exercised	—	—
Forfeited	(510,051)	4.77
Outstanding at September 30, 2025	9,700,895	$5.81	9.3	$29,305

Options vested and exercisable as of September 30, 2025	458,489	$3.67	8.3	$2,275

Schedule Of Restricted Stock Awards Activity
The following table summarizes the RSA activity for the period from June 18, 2024 (inception) to December 31, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of June 18, 2024 (inception)	517,293	$—
Granted	—	—

Unvested balance as of December 31, 2024	517,293	$—

The following table summarizes the RSA activity for the nine months ended September 30, 2025:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	517,293	$—
Granted	—	—
Vested	(145,489)	$—
Forfeited	—	—

Unvested balance as of September 30, 2025	371,804	$—

Schedule of Stock-Based Compensation Expense
The following table summarizes the classification of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Research and development	$1,161
General and administrative	95

$1,256

The following table summarizes the award types of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Parade warrant obligation	$1,077
Stock options	179
Restricted stock awards	—

$1,256

The following table summarizes the classification of the Company’s stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
Research and development	$2,452	$6,674
General and administrative	1,843	3,939

Total	$4,295	$10,613

The following table summarizes the stock-based compensation based on type of award for the three and nine months ended September 30, 2025:

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
Parade warrant obligation	$1,383	$3,869
Stock options	2,912	6,744

Total	$4,295	$10,613

Stock Option Valuation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Assumptions Used in Calculating the Fair Value
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the period June 18, 2024 (inception) to December 31, 2024:

Period from June 18, 2024 (Inception) to December 31, 2024
Expected volatility	95.4%
Expected term (in years)	6.1
Risk-free interest rate	4.0%
Expected dividend yield	—%

The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards during the nine months ended September 30, 2025:

Nine Months Ended September 30, 2025
Expected volatility	95.62%
Expected term (in years)	6.07
Risk-free interest rate	4.35%
Expected dividend yield	—%

Parade Warrant Obligation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Assumptions Used in Calculating the Fair Value
The following table summarizes the assumptions used in calculating the fair value of the warrant obligation as of December 31, 2024:

As of December 31, 2024
Expected volatility	93.3%
Expected term (in years)	10
Risk-free interest rate	4.6%
Expected dividend yield	—%

The following table summarizes the assumptions used in calculating the fair value of the warrant obligation for the three and nine months ended September 30, 2025:

Nine Months Ended September 30, 2025
Expected volatility	97.8%
Expected term (in years)	10.0
Risk-free interest rate	4.2%
Expected dividend yield	—%